DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
DEBT

NOTE I - DEBT

Convertible Notes

On April 12, 2024, the Company issued a convertible promissory note to J.V.B. Financial Group, LLC, acting through its Cohen & Company Capital Markets division (“CCM”) in the principal amount of $1,900,000 (the “Cohen Convertible Note”), to settle outstanding invoices totaling $1,900,000 related to investment banking services rendered to the Company in connection with the Business Combination. Beginning on October 14, 2024, interest will accrue at the fixed rate of 8% per annum on the outstanding principal amount until the Cohen Convertible Note is paid in full. Interest is payable monthly in cash or in-kind at the election of the Company. The Company may prepay the Cohen Convertible Note in whole or in part at any time or from time to time without penalty or premium. The Company may be required to prepay all or a portion of the Cohen Convertible Note upon the consummation of certain capital raising activities as described therein. The maturity date of the Cohen Convertible Note is March 14, 2025.

Beginning on December 14, 2024 (the “First Conversion Date”), the Cohen Convertible Note is convertible into shares of Common Stock of the Company equal to: (i) up to 40% of the outstanding principal balance plus accrued interest due under the Cohen Convertible Note divided by (ii) a price per share (the “Conversion Purchase Price”) equal to 92.75% of the arithmetic average of the Daily Volume-Weighted Average Price (“VWAP”) for the five VWAP Trading Days (as defined therein) ending on the VWAP Trading Day immediately preceding the applicable Conversion Date (as defined below); provided, that, if the Conversion Purchase Price is less than $1.20 per share (the “Floor Price”) on the Conversion Date, CCM may not convert any portion of the Cohen Convertible Note on such Conversion Date at a price less than the Floor Price. Additionally, on the 14th day of each successive month commencing with January 14, 2025 (each such day, an “Additional Conversion Date” and together with the First Conversion Date, the “Conversion Dates”), CCM may convert a portion of Cohen Convertible Note to a number of shares equal to (i) up to 20% of the outstanding principal balance of the Cohen Convertible Note plus accrued interest due under the Cohen Convertible Note divided by (ii) the Conversion Purchase Price (subject to the Floor Price). A maximum of 1,583,334 shares of Common Stock may be issued upon conversion of the Cohen Convertible Note.

Short-term Debt Related to Acquisition of DM Lab

As of September 30, 2024, the Company had four loans outstanding that were assumed in the DM Lab transaction, totaling $891,974, a decrease of $252,601 from the acquisition date due to the amount converted to equity on May 25, 2023. The loans carry varying interest rates ranging from 4.667% to 6.69%. During the three months ended September 30, 2024 and 2023 the Company incurred interest expense of $11,627 and $3,341, respectively, which is included in interest expense in the unaudited condensed consolidated statement of operations. During the nine months ended September 30, 2024 and 2023, the Company incurred interest expense of $38,647 and $18,926, respectively. All loans are due within 12 months from the balance sheet date and have no optional or mandatory redemption or conversion features. These obligations have been classified as current liabilities on the balance sheet and the fair value of the loans approximates the carrying amount due to their short-term nature. Additionally, there are no associated restrictive covenants, third-party guarantees, or pledged collateral. As of the reporting date, there have been no defaults on these loans. In February 2024, the Company obtained a waiver to extend the due dates of $668,674 of its short-term debt to January 2025.

NOTE I — CONVERTIBLE NOTES

During the year ended December 31, 2023, the Company issued and sold convertible notes with an aggregate original principal amount of $3,075,000. The convertible notes bear interest at an annual rate of 10% and mature in 6 months from the issuance of the applicable note. The notes are convertible into the common stock of the Company at the option of the holder at a conversion price of $3.70 per share. During the year ended December 31, 2023, all of the convertible notes had been converted into BEN common stock.